Equity-Based Compensation - Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-Based Compensation
Method used	Black-Scholes	Black-Scholes
Risk-free interest rate, min		0.62%	0.37%
Risk-free interest rate, max		1.31%	0.59%
Expected option life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected price volatility, min		64.60%	64.60%
Expected price volatility, max		73.98%	69.21%